SCHEDULE OF INVENTORY NET (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Purchased goods	$ 1,069,168	$ 1,274,700		$ 4,238,942
Freight-in costs	58,148	63,025		114,980
Inventory	1,127,316	1,337,725		4,353,922
Less: inventory impairment	(212,638)	(268,260)	$ (551,925)	(798,046)
Inventory, net	914,678	1,069,465		3,555,876
Inventory net	$ 914,678	$ 1,069,465		$ 3,555,876